10-K Other income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Other Nonoperating Income (Expense) [Abstract]
Gain (loss) on disposal of assets	$ 194	$ (1,076)	$ (3,049)	$ 4,624		$ (8,541)	[1]
Gain on investment	342	277	(343)	6,624		2,073	[1]
(Loss) gain on extinguishment of debt	(4,289)	1,487	1,685	257		2,065	[1]
Foreign exchange (loss) gain	(1,547)	1,475	3,686	(1,617)		(4)	[1]
Miscellaneous other income	1,233	840	3,603	6,096		2,354
Other (expense) income, net	$ (4,067)	$ 3,003	$ 5,582	$ 15,984	[2]	$ (2,053)	[2]

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.